Trade Payables (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade Payables [Abstract]
Collateral pledged for settlement for credit card transactions	R$ 1,070,076	R$ 835,207
Average remuneration rate	1.15%	1.12%